Note 4 - Personnel Expenses, Including Share-based Compensation - Summary of Weighted Average Values for Inputs Used in Valuation Techniques (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted share units (RSU), 2024 [Member] | Opera [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at grant date		$ 12.61
Expected volatility		63.00%
Risk free rate		4.30%
Duration of initial simulation period (years to longstop date)		2 years 4 months 20 days
Duration of second simulation period with postponed exercise (years)		3 years
Exercise price, RSU (in dollars per share)		$ 0
Restricted share units (RSU), 2024 [Member] | Kunlun Tech [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at grant date		$ 5.78
Expected volatility		23.50%
Risk free rate		2.10%
Exercise price, RSU (in dollars per share)		$ 2.69
Restricted Share Units (RSU), 2025 [Member] | Opera [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at grant date	$ 19.55
Expected volatility	59.30%
Risk free rate	4.20%
Duration of initial simulation period (years to longstop date)	1 year 6 months
Duration of second simulation period with postponed exercise (years)	3 years
Exercise price, RSU (in dollars per share)	$ 0
Restricted Share Units (RSU), 2025 [Member] | Kunlun Tech [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at grant date	$ 4.43
Expected volatility	34.50%
Risk free rate	2.10%
Exercise price, RSU (in dollars per share)	$ 2.69